UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21786

Voya Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Advantage and Premium Opportunity Fund

The schedules are not audited.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.4%
	Australia: 4.4%
1,005,140	Charter Hall Group	$4,242,115	2.0
658,157	Fortescue Metals Group Ltd.	2,366,813	1.1
335,625	Harvey Norman Holdings Ltd.	940,807	0.4
22,394	Rio Tinto Ltd.	1,042,651	0.5
422,205	South32 Ltd.	827,949	0.4
		9,420,335	4.4

	Austria: 0.5%
5,678	Lenzing AG	1,017,038	0.5

	Canada: 3.8%
21,803	Bank of Nova Scotia	1,230,207	0.6
5,787	Canadian Imperial Bank of Commerce - XTSE	452,473	0.2
54,130	National Bank Of Canada	2,134,986	1.0
93,194	Toronto-Dominion Bank	4,442,901	2.0
		8,260,567	3.8

	Denmark: 0.6%
33,287	Danske Bank A/S	1,246,463	0.6

	Finland: 1.1%
16,730	Neste Oyj	663,859	0.3
64,573	UPM-Kymmene OYJ	1,819,561	0.8
		2,483,420	1.1

	France: 3.4%
5,225	Cie Generale des Etablissements Michelin	660,309	0.3
5,653	LVMH Moet Hennessy Louis Vuitton SE	1,444,926	0.7
97,576	Total S.A.	5,154,774	2.4
		7,260,009	3.4

	Germany: 1.0%
5,569	Muenchener Rueckversicherungs-Gesellschaft AG	1,099,665	0.5
7,456	Siemens AG	1,066,353	0.5
		2,166,018	1.0

	Hong Kong: 3.4%
365,551	CLP Holdings Ltd.	3,997,363	1.9
107,000	Hang Lung Group Ltd.	443,448	0.2
330,000	Wharf Holdings Ltd.	2,803,444	1.3
		7,244,255	3.4

	Italy: 0.3%
111,280	Enel S.p.A.	595,729	0.3

	Japan: 8.4%
32,700	Astellas Pharma, Inc.	413,315	0.2
37,700	Hitachi Chemical Co., Ltd.	1,041,318	0.5
117,100	Itochu Corp.	1,662,047	0.8
77,000	Kajima Corp.	591,673	0.3
167,200	Mitsubishi Tanabe Pharma Corp.	3,718,658	1.7

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
86,100		Nippon Telegraph & Telephone Corp.	$4,140,697	1.9
22,000		Recruit Holdings Co. Ltd.	1,166,103	0.5
8,100		Shimamura Co., Ltd.	1,040,102	0.5
420,000		Taisei Corp.	3,587,896	1.7
13,900		Toyota Motor Corp.	745,937	0.3
			18,107,746	8.4

		Netherlands: 3.3%
74,648		ASR Nederland NV	2,394,379	1.1
39,484		ING Groep NV	662,694	0.3
54,480		Koninklijke DSM NV	4,059,625	1.9
			7,116,698	3.3

		Norway: 0.2%
26,408		Marine Harvest	461,689	0.2

		Singapore: 2.2%
284,600		United Overseas Bank Ltd.	4,724,204	2.2

		Spain: 0.7%
205,433		Iberdrola S.A.	1,640,571	0.7

		Switzerland: 4.4%
3,920	@	Actelion Ltd.	1,125,146	0.5
50,154		Cie Financiere Richemont SA	4,196,699	1.9
6,872		Partners Group	4,213,354	2.0
			9,535,199	4.4

		United Kingdom: 5.9%
62,452		Barratt Developments PLC	493,475	0.2
70,658		British American Tobacco PLC	5,055,033	2.4
24,972		Croda International PLC	1,277,103	0.6
30,248		Diageo PLC	909,210	0.4
54,888		National Grid PLC	770,816	0.4
12,170		Rio Tinto PLC	485,992	0.2
299,358		Tate & Lyle PLC	2,845,447	1.3
302,459		Taylor Wimpey PLC	793,006	0.4
			12,630,082	5.9

		United States: 53.8%
21,399		Aflac, Inc.	1,613,057	0.7
56,566		AGNC Investment Corp.	1,176,007	0.5
5,598	@	Alphabet, Inc. - Class A	5,525,730	2.6
1,913	@	Alphabet, Inc. - Class C	1,845,777	0.9
3,193		Amgen, Inc.	495,681	0.2
13,506		Analog Devices, Inc.	1,158,275	0.5
13,606		Apple, Inc.	2,078,453	1.0
103,750		AT&T, Inc.	3,997,487	1.9
10,088		Avangrid, Inc.	458,298	0.2
80,758		Bank of America Corp.	1,809,787	0.8
85,446		Best Buy Co., Inc.	5,074,638	2.4
7,626	@	Biogen, Inc.	1,889,494	0.9
19,607		Bristol-Myers Squibb Co.	1,057,798	0.5
9,122		Bunge Ltd.	729,486	0.3
39,299		CA, Inc.	1,248,529	0.6
34,563	@	Celgene Corp.	3,954,353	1.8
41,495		Cisco Systems, Inc.	1,308,337	0.6
25,002		Citigroup, Inc.	1,513,621	0.7

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
119,570	Corning, Inc.	$3,479,487	1.6
34,683	CVS Health Corp.	2,664,695	1.2
32,705	Delta Air Lines, Inc.	1,606,797	0.7
11,178	Deluxe Corp.	761,892	0.4
56,795	Discover Financial Services	3,333,866	1.5
13,944	Dr Pepper Snapple Group, Inc.	1,294,143	0.6
46,621	Eaton Corp. PLC	3,607,533	1.7
16,532	Eli Lilly & Co.	1,315,451	0.6
18,323	Everest Re Group Ltd.	4,665,952	2.2
57,819	Foot Locker, Inc.	3,435,027	1.6
16,925	Garmin Ltd.	880,777	0.4
47,783	Gilead Sciences, Inc.	3,100,639	1.4
15,389	@ HCA Healthcare, Inc.	1,260,513	0.6
134,851	Intel Corp.	4,869,470	2.3
38,504	KLA-Tencor Corp.	4,004,416	1.9
4,119	Lam Research Corp.	639,145	0.3
4,864	Lear Corp.	724,931	0.3
25,429	Merck & Co., Inc.	1,655,682	0.8
111,367	Microsoft Corp.	7,777,871	3.6
19,762	Oneok, Inc.	981,776	0.5
22,993	Parker Hannifin Corp.	3,620,708	1.7
50,350	Patterson-UTI Energy, Inc.	1,073,462	0.5
3,539	PNC Financial Services Group, Inc.	420,079	0.2
3,442	Reinsurance Group of America, Inc.	428,563	0.2
20,085	Scripps Networks Interactive - Class A	1,330,029	0.6
20,376	Southwest Airlines Co.	1,224,394	0.6
34,408	Sysco Corp.	1,877,300	0.9
7,238	Texas Instruments, Inc.	597,063	0.3
5,217	Time Warner, Inc.	519,039	0.2
8,282	Union Pacific Corp.	913,505	0.4
22,071	@ United Rentals, Inc.	2,399,780	1.1
30,463	UnitedHealth Group, Inc.	5,336,508	2.5
11,296	Unum Group	508,094	0.2
92,228	US Bancorp	4,693,483	2.2
23,446	Valero Energy Corp.	1,441,226	0.7
6,241	Yum! Brands, Inc.	453,346	0.2
		115,831,450	53.8

	Total Common Stock
	(Cost $185,466,125)	209,741,473	97.4

SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
3,266,595	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.680%††
	(Cost $3,266,595)	3,266,595	1.5

	Total Short-Term Investments
	(Cost $3,266,595)	3,266,595	1.5

	Total Investments in Securities (Cost $188,732,720)	$213,008,068	98.9
	Assets in Excess of Other Liabilities	2,359,762	1.1
	Net Assets	$215,367,830	100.0

††	Rate shown is the 7-day yield as of May 31, 2017.
@	Non-income producing security.

Cost for federal income tax purposes is $189,044,195.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$27,960,107
Gross Unrealized Depreciation	(3,996,234)

Net Unrealized Appreciation	$23,963,873

Sector Diversification	Percentage of Net Assets
Financials	19.7%
Information Technology	16.2
Health Care	11.7
Industrials	10.4
Consumer Discretionary	10.4
Consumer Staples	7.3
Materials	6.5
Energy	4.4
Telecommunication Services	3.8
Utilities	3.5
Real Estate	3.5
Short-Term Investments	1.5
Assets in Excess of Other Liabilities	1.1
Net Assets	100.0%

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited)(Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$9,420,335	$–	$9,420,335
Austria	1,017,038	–	–	1,017,038
Canada	8,260,567	–	–	8,260,567
Denmark	–	1,246,463	–	1,246,463
Finland	–	2,483,420	–	2,483,420
France	–	7,260,009	–	7,260,009
Germany	–	2,166,018	–	2,166,018
Hong Kong	–	7,244,255	–	7,244,255
Italy	–	595,729	–	595,729
Japan	–	18,107,746	–	18,107,746
Netherlands	–	7,116,698	–	7,116,698
Norway	–	461,689	–	461,689
Singapore	–	4,724,204	–	4,724,204
Spain	–	1,640,571	–	1,640,571
Switzerland	1,125,146	8,410,053	–	9,535,199
United Kingdom	–	12,630,082	–	12,630,082
United States	115,831,450	–	–	115,831,450
Total Common Stock	126,234,201	83,507,272	–	209,741,473
Short-Term Investments	3,266,595	–	–	3,266,595
Total Investments, at fair value	$129,500,796	$83,507,272	$–	$213,008,068
Other Financial Instruments+
Forward Foreign Currency Contracts	–	57,549	–	57,549
Futures	12,571	–	–	12,571
Total Assets	$129,513,367	$83,564,821	$–	$213,078,188
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(335,374)	$–	$(335,374)
Futures	(99,658)	–	–	(99,658)
Written Options	–	(1,835,789)	–	(1,835,789)
Total Liabilities	$(99,658)	$(2,171,163)	$–	$(2,270,821)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2017, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	146,564	JPY	16,314,489	Societe Generale	06/01/17	$(745)
JPY	16,314,489	USD	146,725	Societe Generale	06/30/17	777
EUR	176,650	USD	197,895	Societe Generale	06/30/17	855
USD	8,254,027	CAD	11,100,455	Societe Generale	06/30/17	32,040
USD	18,083,766	JPY	2,009,803,552	Societe Generale	06/30/17	(87,259)
USD	7,215,398	HKD	56,188,200	Societe Generale	06/30/17	(48)
USD	12,128,090	GBP	9,472,987	Societe Generale	06/30/17	(88,783)
USD	4,906,138	SGD	6,779,786	Societe Generale	06/30/17	4,622
USD	22,421,276	EUR	20,020,033	Societe Generale	06/30/17	(103,298)
USD	9,492,849	CHF	9,230,155	Societe Generale	06/30/17	(55,241)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited)(Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,671,055	AUD	12,995,338	Societe Generale	06/30/17	$19,255
						$(277,825)

At May 31, 2017, the following futures contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	105	06/16/17	$4,190,847	$12,571
Nikkei 225 Index	17	06/08/17	1,509,278	(7,409)
			$5,700,125	$5,162
Short Contracts
FTSE 100 Index	(17)	06/16/17	(1,644,518)	(58,392)
S&P 500 E-Mini	(42)	06/16/17	(5,063,310)	(33,857)
			$(6,707,828)	$(92,249)

At May 31, 2017, the following over-the-counter written options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Notional Amount/Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
600	Morgan Stanley & Co. International PLC	Call on EURO STOXX 50® Index	3,443.480	EUR	06/02/17	$43,081	$(71,391)
600	Societe Generale	Call on EURO STOXX 50® Index	3,605.780	EUR	07/07/17	31,554	(20,074)
600	Societe Generale	Call on EURO STOXX 50® Index	3,640.040	EUR	06/23/17	27,678	(7,795)
800	Morgan Stanley & Co. International PLC	Call on FTSE 100 Index	7,142.890	GBP	06/02/17	87,732	(385,459)
800	Morgan Stanley & Co. International PLC	Call on FTSE 100 Index	7,435.430	GBP	06/23/17	70,081	(136,751)
800	Societe Generale	Call on FTSE 100 Index	7,532.350	GBP	07/07/17	73,095	(96,237)
25,000	Morgan Stanley & Co. International PLC	Call on Nikkei 225 Index	18,932.310	JPY	06/02/17	67,009	(162,419)
24,700	Morgan Stanley & Co. International PLC	Call on Nikkei 225 Index	19,880.130	JPY	07/07/17	60,388	(41,011)
25,200	Societe Generale	Call on Nikkei 225 Index	20,098.320	JPY	06/23/17	51,688	(15,374)
9,100	Morgan Stanley & Co. International PLC	Call on S&P 500 Index	2,372.830	USD	06/02/17	196,784	(356,665)
9,200	Morgan Stanley & Co. International PLC	Call on S&P 500 Index	2,400.770	USD	07/07/17	171,667	(303,211)
9,200	Societe Generale	Call on S&P 500 Index	2,402.580	USD	06/23/17	186,761	(239,402)
		Total Written OTC Options				$1,067,518	$(1,835,789)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited)(Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2017 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$57,549
Equity contracts	Futures contracts	12,571
Total Asset Derivatives		$70,120

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$335,374
Equity contracts	Futures contracts	99,658
Equity contracts	Written options	1,835,789
Total Liability Derivatives		$2,270,821

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2017:

	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$-	$57,549	$57,549
Total Assets	$-	$57,549	$57,549

Liabilities:
Forward foreign currency contracts	$-	$335,374	$335,374
Written options	1,456,907	378,882	1,835,789
Total Liabilities	$1,456,907	$714,256	$2,171,163

Net OTC derivative instruments by counterparty, at fair value	$(1,456,907)	$(656,707)	(2,113,614)

Total collateral pledged by the Fund/(Received from counterparty)	$1,456,907	$656,707	$2,113,614
Net Exposure(1)(2)	$-	$-	$-

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.
(2)	At May 31, 2017, the Fund had pledged $1,580,000 and $1,610,000 in cash collateral to Morgan Stanley & Co. International PLC and Societe Generale, respectively. Excess cash collateral is not shown for financial reporting purposes.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2017